Segments (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Segment Reporting [Abstract]
Results by business segment

Results by business segment were as follows:

	Three Months Ended March 31,
	2017	2016
	(In millions)
Net sales:
Supply Technologies	$133.2	$129.9
Assembly Components	139.3	131.7
Engineered Products	71.3	66.4

	$343.8	$328.0

Segment operating income:
Supply Technologies	$11.3	$10.2
Assembly Components	12.5	10.2
Engineered Products	1.7	1.4

Total segment operating income	25.5	21.8
Corporate costs	(6.6)	(6.4)
Litigation settlement gain	3.3	—
Asset impairment charge	—	(4.0)

Operating income	22.2	11.4
Interest expense	(7.4)	(7.1)

Income before income taxes	$14.8	$4.3

Results by business segment were as follows:

	Year Ended December 31,
	2016	2015	2014
	(In millions)
Net sales:
Supply Technologies	$502.1	$578.7	$559.6
Assembly Components	529.4	569.2	490.5
Engineered Products	245.4	315.9	328.6

	$1,276.9	$1,463.8	$1,378.7

Segment operating income:
Supply Technologies	$40.0	$50.3	$42.5
Assembly Components	50.5	57.9	42.0
Engineered Products	10.6	20.9	42.7

Total segment operating income	101.1	129.1	127.2
Corporate costs	(27.0)	(28.3)	(28.3)
Asset impairment charge	(4.0)	—	—
Litigation judgment costs	—	(2.2)	—
Interest expense	(28.2)	(27.9)	(26.1)

Income before income taxes	$41.9	$70.7	$72.8

	Year Ended December 31,
	2016	2015	2014
	(In millions)
Capital expenditures:
Supply Technologies	$6.1	$3.7	$5.8
Assembly Components	16.9	27.3	14.0
Engineered Products	5.5	5.5	2.4
Corporate	—	—	1.5

	$28.5	$36.5	$23.7

Depreciation and amortization expense:
Supply Technologies	$4.7	$4.7	$4.5
Assembly Components	20.1	18.6	14.2
Engineered Products	4.1	4.2	3.3
Corporate	0.7	0.4	0.4

	$29.6	$27.9	$22.4

Identifiable assets:
Supply Technologies	$262.0	$276.3	$277.6
Assembly Components	332.9	344.8	340.5
Engineered Products	304.9	243.1	246.9
Corporate	79.8	75.4	93.8

	$979.6	$939.6	$958.8

Percentage of net sales by product line

The percentage of net sales by product line included in each segment was as follows:

	Year Ended December 31,
	2016	2015	2014
Supply Technologies:
Supply Technologies	85%	87%	88%
Engineered specialty products	15%	13%	12%

	100%	100%	100%

Assembly Components:
Fuel, rubber and plastic products	67%	59%	57%
Aluminum products	33%	41%	43%

	100%	100%	100%

Engineered Products:
Industrial equipment business	79%	81%	78%
Forged and machined products	21%	19%	22%

	100%	100%	100%

Approximate percentage of net sales by geographic region

The Company’s approximate percentage of net sales by geographic region was as follows:

	Year Ended December 31,
	2016	2015	2014
United States	71%	72%	74%
Asia	8%	8%	6%
Europe	8%	7%	6%
Canada	6%	6%	7%
Mexico	6%	6%	5%
Other	1%	1%	2%

	100%	100%	100%